Summary of Significant Accounting Policies - Additional Information (Details) ¥ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) Customer Segment ¥ / shares	Dec. 31, 2022 USD ($) Customer Segment	Dec. 31, 2021 CNY (¥) Customer Segment	Dec. 31, 2020 CNY (¥) Customer Segment	Jan. 01, 2022 CNY (¥)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Business cooperation agreement initial term		10 years	10 years
Equity interest in former variable interest entities		100.00%	100.00%
Cash provided by or (used in) operating activities		¥ 881,297,000	$ 127,778	¥ (1,017,962,000)	¥ (412,868,000)
Cash provided by or (used in) investing activities		(516,683,000)	(74,912)	(670,402,000)	18,625,000
Cash provided by or (used in) financing activities		¥ (186,043,000)	(26,974)	2,289,623,000	929,962,000
Calculated rate per share | ¥ / shares		¥ 6.8972
Inventory provision		¥ 8,931,000		2,595,000	0
Property and equipment impairment loss		0		0	6,449,000
Impairment long-lived assets				0	0
Intangible assets impairment losses		206,925,000
Goodwill impairment loss		1,819,926,000	263,864	0	0
Unrealized gain from fair value changes of short term investments		0		467,000	0
Equity method investment impairment loss		12,186,000	$ 1,767	0	0
Impairment loss of investments measured at measurement alternatives		0		16,500,000	3,500,000
Unrealized losses from fair value		36,432,000		12,094,000	0
Contract asset		0		0	0
Contract liabilities		195,369,000		211,964,000		¥ 211,964,000	¥ 33,884,000	¥ 25,606,000
Contract cost		0		0	0
Advertising expense		82,921,000		82,340,000	19,101,000
Employee benefit expenses		101,204,000		93,142,000	51,834,000
Unrecognized tax benefits, income tax penalties and interest expense		0		0	¥ 0
Accounts receivable		¥ 150,621,000		¥ 17,228,000
Number of operating segments | Segment		1	1	1	1
Long-Lived Assets
Summary Of Significant Accounting Policies [Line Items]
Discount rate		19.00%	19.00%
Royalty saving rate		1.00%	1.00%
Goodwill
Summary Of Significant Accounting Policies [Line Items]
Discount rate		17.00%	17.00%
Terminal growth rate		3.00%	3.00%
NCC
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses		¥ 14,733,000
NCC | Paipai
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses		200,708,000		¥ 0	¥ 0
Brand Names
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses		185,975,000
Brand Names | Paipai
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses		200,708,000		¥ 0	¥ 0
Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses		¥ 6,217,000
Customer | Net Revenues | Customers
Summary Of Significant Accounting Policies [Line Items]
Number of customers | Customer		0	0	0	0
Percentage of concentration risk		10.00%	10.00%	10.00%	10.00%
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Dec. 31, 2021
Paipai Marketplace
Summary Of Significant Accounting Policies [Line Items]
Number of warranty period for pre-owned consumer				1 year
Level 2
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities level 2 measured at fair value		¥ 36,432,000		¥ 11,627,000	¥ 0
Level 3
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities measured at fair value		¥ 2,109,443,000		¥ 16,500,000	¥ 9,949,000
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Subsidiaries | Shanghai Aihui Trading Co., Ltd (“Shanghai Aihui”)
Summary Of Significant Accounting Policies [Line Items]
Former variable interest entity service fees charged	¥ 0			¥ 0	¥ 0
Former VIE and Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Percentage of consolidated total assets				83.72%
Percentage of consolidated total liabilities				93.84%
Percentage of consolidated revenue				95.55%	96.41%
Percentage of consolidated operating cashflow				76.90%	64.00%
Percentage of consolidated investing cashflow				98.97%	(35.89%)
Percentage of consolidated financing cashflow				(13.33%)	38.10%
Net revenues	2,077,250,000
Net loss	(108,799,000)
Cash provided by or (used in) operating activities	54,470,000
Cash provided by or (used in) investing activities	(314,535,000)
Cash provided by or (used in) financing activities	¥ 67,750,000